Income Taxes (Details) - Schedule of Loss Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Before Income Taxes [Abstract]
United States	$ (18,886)	$ (7,012)
International	(30)	(67)
Loss before income taxes	$ (18,916)	$ (7,079)